Derivative financial instruments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Derivative financial instruments
Note 6: Derivative financial instruments

In September 2009, we entered into interest rate swaps with a notional amount of $210.0 million to hedge against changes in the fair value of a portion of our ten-year bonds due in 2012. We entered into these swaps, which we designated as fair value hedges, to achieve a targeted mix of fixed and variable rate debt, where we receive a fixed rate and pay a variable rate based on the London Interbank Offered Rate (LIBOR). Changes in the fair value of the interest rate swaps and the related long-term debt are included in interest expense in the consolidated statements of income. When the change in the fair value of the interest rate swaps and the hedged debt are not equal (i.e., hedge ineffectiveness), the difference in the changes in fair value affects the reported amount of interest expense in our consolidated statements of income. Hedge ineffectiveness was not significant in 2010 or 2009. The fair value of the interest rate swaps as of December 31, 2010 was an asset of $5.5 million, which is included in other non-current assets on the consolidated balance sheet. As of December 31, 2009, the fair value of the interest rate swaps was a liability of $0.2 million, which is included in other non-current liabilities on the consolidated balance sheet. See Note 7 for further information regarding the fair value of these instruments.

During 2004, we entered into $225.0 million of forward starting interest rate swaps to hedge, or lock-in, the interest rate on a portion of the debt we issued in October 2004 (see Note 13). The termination of the lock agreements in 2004 yielded a deferred pre-tax loss of $17.9 million. During 2002, we entered into two forward rate lock agreements to effectively hedge the annual interest rate on $150.0 million of the $300.0 million notes issued in December 2002 (see Note 13). The termination of the lock agreements in December 2002 yielded a deferred pre-tax loss of $4.0 million. These losses are reflected, net of tax, in accumulated other comprehensive loss in our consolidated balance sheets and are being reclassified ratably to our statements of income as increases to interest expense over the term of the related debt. We expect to recognize $2.1 million of the deferred pre-tax losses in interest expense during 2011.